Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets
Schedule of changes in the carrying value of goodwill by segment

The changes in the carrying value of goodwill by segment are as follows (in thousands):

	Portal
	Advertising	Weibo	Others	Total
Balance as of January 1, 2016	41,745	11,117	—	52,862
Impairment provided in 2016	(36,726)	—	—	(36,726)
Foreign exchange impact	(5,019)	(851)	—	(5,870)
Balance as of December 31, 2016	$—	$10,266	$—	$10,266
New acquisitions (Note 5)	—	2,318	64,735	67,053
Foreign exchange impact	—	836	3,241	4,077
Balance as of December 31, 2017	$—	$13,420	$67,976	$81,396
New acquisitions (Note 5)	—	27,152	652	27,804
Impairment provided in 2018	—	(10,554)	—	(10,554)
Foreign exchange impact	—	(672)	(3,734)	(4,406)
Balance as of December 31, 2018	$—	$29,346	$64,894	$94,240

Schedule of intangible assets arising from acquisitions and land use rights

	As of December 31, 2017				As of December 31, 2018
		Accumulated	Accumulated			Accumulated	Accumulated
	Cost	Amortization	Impairment	Net	Cost	Amortization	Impairment	Net
	(In thousands)				(In thousands)
Land use rights	$—	$—	$—	$—	$202,340	$(2,341)	$—	$199,999
Technology	38,547	(18,582)	(1,243)	18,722	44,342	(22,747)	(11,598)	9,997
Supplier-relationship	—	—	—	—	9,738	(495)	—	9,243
Trademark and Domain name	—	—	—	—	5,623	(147)	—	5,476
Software	1,861	(1,861)	—	—	1,859	(1,859)	—	—
Others	12,090	(5,776)	(2,225)	4,089	11,275	(5,998)	(4,657)	620
Total	$52,498	$(26,219)	$(3,468)	$22,811	$275,177	$(33,587)	$(16,255)	$225,335

Schedule of estimated amortization expenses

Year Ended December 31,	(In thousands)
2019	$8,491
2020	8,487
2021	8,447
2022	7,931
2023 and thereafter	191,443
Total expected amortization expense*	$224,799

* The table above excludes $0.5 million of indefinite lived intangible assets which was included in the category of Others.